Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NEW ALTERNATIVES FUND
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
NEW ALTERNATIVES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	NEW ALTERNATIVES FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of New Alternatives Fund (the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of $25,000 or more of Class A Shares of the Fund. More information about this discount and other discounts is available from your financial professional and in the section “Reductions or Modifications of Sales Charges” on page 18 of this Prospectus, and in the sections “PURCHASE, REDEMPTION AND PRICING OF SHARES – How to Purchase Shares” and “PURCHASE, REDEMPTION AND PRICING OF SHARES – Sales Loads” beginning on page 22 of the Statement of Additional Information (the “SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67.04% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.04%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of $25,000 or more of Class A Shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	This number has been re-stated to reflect the change in the Fund’s Management Fee breakpoint schedule effective December 1, 2014.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that: (i) you pay the maximum applicable sales charge, (ii) your investment has a 5% return each year, and (iii) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing in equity securities. The equity securities in which the Fund invests consist primarily of common stocks. Other equity securities in which the Fund may invest include depository receipts, real estate investment trusts (“REITs”) and publicly-traded master limited partnerships (“MLPs”). The Fund makes investments in a wide range of industries and in companies of all sizes. The Fund invests in equity securities of both U.S. and foreign companies, and has no limitation on the percentage of assets invested in the U.S. or abroad.

Under normal market conditions, at least 25% of the Fund’s total assets will be invested in equity securities of companies in the alternative energy industry. “Alternative Energy” means the production and conservation of energy to reduce pollution and harm to the environment, particularly when compared to conventional coal, oil or nuclear energy.

		In selecting investments for the Fund, the Advisor selects securities for purchase or sale by subjectively balancing factors such as the investment’s relationship to the Fund’s areas of interest and concentration, the perceived risk of the investment, and the current value of the security. The Advisor also considers the perceived prospects for the company and its industry, with concern for economic, political and social conditions at the time. In addition the Advisor considers its expectations for the investment based on, among other things, the company’s technological and management strength.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, at least 25% of the Fund’s total assets will be invested in equity securities of companies in the alternative energy industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	General Risk. All investments are subject to inherent risks, and an investment in the Fund is no exception. Accordingly, you may lose money by investing in the Fund.

Market Risk. The value of the Fund's investments will fluctuate as markets fluctuate and could decline over short- or long-term periods.

Concentration Risk. Under normal market conditions, at least 25% of the Fund's total assets will be invested in equity securities of companies in the Alternative Energy industry. A downturn in this group of industries would have a larger impact on the Fund than on a fund that does not concentrate its investments.

New Technology Risk. The Fund may consider investments in new technologies intended to produce a clean and sustainable environment. New technologies may not be cost effective, and the investment adviser may select a new technology that is not successful. It is also possible that interest in achieving a clean and sustainable environment may diminish. The potential advantages of new technologies may be slow in both development and recognition.

Political Risk. Investments in Alternative Energy and companies with environmental products are subject to political priorities and changing government regulations and subsidies that may impact the value of their securities. There are also risks associated with a failure to enforce environmental law. For example, if the government reduces environmental regulation or its enforcement, companies that produce products designed to provide a clean environment, and in which the Fund invests, are less likely to prosper.

Foreign Company Risk. Investing in foreign securities (including depositary receipts traded on U.S. exchanges but representing shares of foreign companies) involves more risks than investing in U.S. securities. Risks of investing in foreign companies include currency exchange rates between foreign currencies and the U.S. dollar. The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Brokerage commissions and other fees may be higher for foreign securities. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards as U.S. companies. These risks can increase the potential for losses in the Fund and affect its share price.

Mid-Cap Risk. The Fund is subject to the risk that the stocks of mid-cap companies can be more volatile and riskier than the stocks of larger issuers. Mid-cap companies tend to have more limited resources, product lines and market share than larger more established businesses. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of mid-cap company stocks might fall regardless of trends in the broader market.

REIT Risk. The Fund may invest in REITs. Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to the risk that your investment may be affected by conditions in the real estate industry such as declining property values due to idle capacity or declining income resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans and as a result of poor management.

MLP Risk. The Fund may invest in MLPs. MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

		Investment in Other Investment Companies. As with other investments, investments in other investment companies are subject to general and market risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including advisory fees) and, indirectly, the expenses of the other investment companies.
Risk Closing [Text Block]	rr_RiskClosingTextBlock	Is This Fund For You?

The Fund is not for investors seeking a high level of current income or safety. Investing in the Fund is not a complete investment program.

		The Fund may appeal to investors with an interest in Alternative Energy, environmental improvement and social responsibility. Please understand that social responsibility is a subjective concept that is interpreted by the investment adviser and may reduce the number of companies eligible for investment by the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below show how the Fund has performed in the past and provide some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A Shares of the Fund has varied from year to year. The returns in the bar chart do not include the deduction of any applicable sales charges on Class A Shares. If sales charges had been included, the returns would be less than those shown in the bar chart. The performance of the Class A Shares has not been restated to reflect the increase in the investment advisory fees effective December 1, 2014. If it had been reflected, the performance of the Class A Shares would have been lower. The performance of the Fund’s Investor Shares would also have been lower than the Fund’s Class A Shares because the expenses of the classes differ.

		The table compares the average annual total returns of the Class A Shares of the Fund for the periods ended December 31, 2014 as compared to a broader index measuring market performance. The table also shows the impact of taxes on the Class A Shares of the Fund. As of December 31, 2014, Investor Shares of the Fund had not yet been issued; accordingly, performance information is not available for Investor Shares. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show how the Fund has performed in the past and provide some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A Shares of the Fund has varied from year to year.

		The table compares the average annual total returns of the Class A Shares of the Fund for the periods ended December 31, 2014 as compared to a broader index measuring market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of December 31, 2014, Investor Shares of the Fund had not yet been issued; accordingly, performance information is not available for Investor Shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Percent Change for Calendar Year (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not include the deduction of any applicable sales charges on Class A Shares. If sales charges had been included, the returns would be less than those shown in the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 29.81% (for the quarter ended June 30, 2009) and the lowest return for a quarter was -21.84% (for the quarter ended September 30, 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The table also shows the impact of taxes on the Class A Shares of the Fund.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Investors should consult their tax advisers regarding their personal tax situations.

		The S&P 500® Index is an unmanaged index of approximately 500 leading companies in leading industries of the U.S. economy.
NEW ALTERNATIVES FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed) (imposed only if redemption occurs within 60 days of initial purchase)	rr_RedemptionFeeOverRedemption	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.57%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses:	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[2]
1 Year	rr_ExpenseExampleYear01	584
3 Years	rr_ExpenseExampleYear03	814
5 Years	rr_ExpenseExampleYear05	1,063
10 Years	rr_ExpenseExampleYear10	1,773
2005	rr_AnnualReturn2005	8.94%
2006	rr_AnnualReturn2006	33.83%
2007	rr_AnnualReturn2007	33.53%
2008	rr_AnnualReturn2008	(44.85%)
2009	rr_AnnualReturn2009	36.61%
2010	rr_AnnualReturn2010	(7.26%)
2011	rr_AnnualReturn2011	(7.28%)
2012	rr_AnnualReturn2012	3.49%
2013	rr_AnnualReturn2013	30.52%
2014	rr_AnnualReturn2014	2.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.84%)
One Year	rr_AverageAnnualReturnYear01	2.91%
Five Years	rr_AverageAnnualReturnYear05	3.63%
Ten Years	rr_AverageAnnualReturnYear10	5.77%
NEW ALTERNATIVES FUND | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed) (imposed only if redemption occurs within 60 days of initial purchase)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.57%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses:	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%	[2]
1 Year	rr_ExpenseExampleYear01	139
3 Years	rr_ExpenseExampleYear03	434
5 Years	rr_ExpenseExampleYear05	750
10 Years	rr_ExpenseExampleYear10	1,646
NEW ALTERNATIVES FUND | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.33%
Five Years	rr_AverageAnnualReturnYear05	3.39%
Ten Years	rr_AverageAnnualReturnYear10	5.47%
NEW ALTERNATIVES FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.38%
Five Years	rr_AverageAnnualReturnYear05	2.93%
Ten Years	rr_AverageAnnualReturnYear10	4.82%
NEW ALTERNATIVES FUND | S&P 500® Index (reflects no deduction of fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.69%
Five Years	rr_AverageAnnualReturnYear05	15.45%
Ten Years	rr_AverageAnnualReturnYear10	7.68%

[1]	A two percent (2.00%) redemption fee is charged on Investor Shares held less than sixty (60) days and is retained by the Fund. This redemption fee is meant to prevent short-term trading in the Investor Shares of the Fund and to offset any transaction and other costs associated with short-term trading.
[2]	This number has been re-stated to reflect the change in the Fund's Management Fee breakpoint schedule effective December 1, 2014. This number assumes that the new Management Fee breakpoint fee schedule had been in effect during the fiscal year ended December 31, 2014. Actual Management Fees for the fiscal year ended December 31, 2014 were 0.53% and the Total Annual Fund Operating Expenses for the Class A Shares of the Fund for the fiscal year ended December 31, 2014 were 1.08%. Investor Shares were not offered during the fiscal year ended December 31, 2014.